INCOME TAXES (Schedule of reconciliation of the opening and closing amounts of total unrecognized tax benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Opening balance
Increases related to current year tax positions	1,098
Closing balance	$ 1,098